Intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Intangible assets
Schedule of intangible assets

	At March 31,
	2020	2019	2018
Landing rights	€M	€M	€M

Balance at April 1	146.4	46.8	46.8
Acquisition through business combination	—	99.6	—
Balance at March 31	146.4	146.4	46.8